CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock [Member] CNY (¥)	Treasury stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated other comprehensive loss [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Contingently redeemable noncontrolling Interest [Member] CNY (¥)	Contingently redeemable noncontrolling Interest [Member] USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2018 | ¥	¥ 105		¥ (8)		¥ 1,758,937		¥ (88,621)		¥ (1,232,991)		¥ 116,093		¥ 1,720,366		¥ 553,515
Balance, shares at Dec. 31, 2018	130,178,377	130,178,377
Net loss	¥ 0	$ 0	0		0		0		(307,049)		(45,043)		0		(352,092)
Other comprehensive income	0	0	0		0		(8,664)		0		1,113		0		(7,551)
Accretion of contingently redeemable noncontrolling interests	0	0	0		0		0		(245,477)		56,237		189,240		(189,240)
Share-based compensation	0	0	0		20,593		0		0		0		0		20,593
Contribution from contingently redeemable noncontrolling interests	0	0	0		7		0		0		4,585		0		4,592
Acquisition of additional shares of non-wholly owned subsidiaries	0	$ 0	0		(19,596)		0		0		(30,589)		0		(50,185)
Restricted shares vested | ¥	¥ 0		0		0		0		0		0		0		0
Restricted shares vested (in shares)	63,618	63,618
Balance at Dec. 31, 2019 | ¥	¥ 105		(8)		1,759,941		(97,285)		(1,785,517)		102,396		1,909,606		(20,368)
Balance, shares at Dec. 31, 2019	130,241,995	130,241,995
Cumulative adjustments for changes in accounting principles	¥ 0	$ 0	0		0		0		(1,223)		0		0		(1,223)
Net loss	0	0	0		0		0		(309,989)		(94,040)		0		(404,029)
Other comprehensive income	0	0	0		0		50,856		0		0		0		50,856
Contribution from noncontrolling interest	0	0	0		59,464		0		0		51,410		0		110,874
Accretion of contingently redeemable noncontrolling interests	0	0	0		0		0		(359,920)		87,266		272,654		(272,654)
Share-based compensation	0	0	0		20,621		0		0		0		0		20,621
Contribution from contingently redeemable noncontrolling interests	0	0	0		0		0		0		0		731,415		0
Acquisition of additional shares of non-wholly owned subsidiaries	0	$ 0	0		0		0		0		3,078		0		3,078
Restricted shares vested | ¥	¥ 0		0		0		0		0		0		0		0
Restricted shares vested (in shares)	9,690	9,690
Balance at Dec. 31, 2020 | ¥	¥ 105		(8)		1,840,026		(46,429)		(2,456,649)		150,110		2,913,675		(512,845)
Balance, shares at Dec. 31, 2020	130,251,685	130,251,685
Net loss	¥ 0	$ 0	0		0		0		(271,427)		(251,245)		0		(522,672)	$ (82,020,000)
Other comprehensive income	0	0	1		0		16,933		0		0		0		16,934
Contribution from noncontrolling interest	0	0	0		0		0		0		1,500		0		1,500
Accretion of contingently redeemable noncontrolling interests	0	0	0		0		0		(549,194)		182,087		367,107		(367,107)
Share-based compensation	0	0	0		14,680		0		0		0		0		14,680
Contribution from contingently redeemable noncontrolling interests	0	0	0		0		0		0		0		400,000		0
Acquisition of additional shares of non-wholly owned subsidiaries	0	0	0		81,846		0		0		355,184		0		437,030
Redemption of 15% equity of GMI held by GE to reduce minority shareholders' equity	0	0	0		0		0		0		(4,581)		0		(4,581)
Balance at Dec. 31, 2021	¥ 105	$ 16,000	¥ (7)	$ (1,000)	¥ 1,936,552	$ 303,887,000	¥ (29,496)	$ (4,629,000)	¥ (3,277,270)	$ (514,275,000)	¥ 433,055	$ 67,956,000	¥ 3,680,782	$ 577,595,000	¥ (937,061)	$ (147,046,000)
Balance, shares at Dec. 31, 2021	130,251,685	130,251,685